STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2018	May 19, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,069,925		1,173,190	1,130,472		1,380,492
Aggregate intrinsic value of options outstanding	$ 2,129,000		$ 437,000
Intrinsic value of all options exercised	0		18,000	$ 380,000
Net cash proceeds from exercise of stock options	0		0	0
Share based compensation expense before income taxes	242,000	$ 177,000	463,000	413,000
Share based compensation expense after income taxes	191,000	$ 140,000	$ 366,000	$ 326,000
Unrecognized compensation expense for awards	$ 322,000
Recognition period for unrecognized compensation expense	2 years 1 month 6 days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of price of common stock at which employees are able to acquire	85.00%
Shares available	593.03
2011 Executive Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards authorized							2,500,000
Shares issued under Plan	526,913		431,032
Number of options outstanding	1,168,630		1,445,885
Awards eligible for grant	804,457		623,083
2011 Executive Incentive Compensation Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			25.00%
ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	1 year		1 year
Initial award vesting period	2 years		2 years
Award vesting period	6 years		6 years
ESOP contributions	$ 329,968
Shares of ESOP allocated to accounts of eligible employees			706,287		72,203
ESOP [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	20.00%		20.00%